Property and Equipment - Schedule of Property and Equipment (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 320,677	€ 194,085
Accumulated depreciation	(46,815)	(35,001)
Property and equipment	273,862	159,084
Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	65,118	56,232
Laboratory Photovoltaic Installation [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	232,806	116,912
Tools and Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	7,838	6,026
Computer [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	€ 14,915	€ 14,915